Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,701,000.00
Previously Paid Amount	0.00
Total Fee Amount	234.91
Total Offset Amount	0.00
Net Fee	234.91
Narrative - Max Aggregate Offering Price	$ 1,701,000.00
Final Prospectus	true